New Accounting Pronouncements - Schedule of Unaudited Impact on Industrial Activities of Adoption of New Revenue Recognition Standard on Supplemental Statements of Cash Flows (Detail) - USD ($)
$ in Millions
	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net cash provided by operating activities		$ 644
Net cash used in investing activities		(645)
Net cash used in financing activities		(789)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	$ (224)	227	[1]
Decrease in cash and cash equivalents and restricted cash	(983)	(563)	[1]
Cash and cash equivalents and restricted cash, beginning of year	6,200	5,854	[1]
Cash and cash equivalents and restricted cash, end of period	5,217	5,291	[1]
Financial Activities [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net cash provided by operating activities		522
Net cash used in investing activities		(792)
Net cash used in financing activities		(497)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(172)	209
Decrease in cash and cash equivalents and restricted cash	(875)	(558)
Cash and cash equivalents and restricted cash, beginning of year	4,901	4,649
Cash and cash equivalents and restricted cash, end of period	$ 4,026	4,091
AS Previously Report [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net cash provided by operating activities		267
Net cash used in investing activities		(107)
Net cash used in financing activities		(789)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		213
Decrease in cash and cash equivalents and restricted cash		(416)
Cash and cash equivalents and restricted cash, beginning of year		5,017
Cash and cash equivalents and restricted cash, end of period		4,601
AS Previously Report [Member] | Financial Activities [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net cash provided by operating activities		378
Net cash used in investing activities		(654)
Net cash used in financing activities		(497)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		209
Decrease in cash and cash equivalents and restricted cash		(564)
Cash and cash equivalents and restricted cash, beginning of year		4,649
Cash and cash equivalents and restricted cash, end of period		4,085
Adjustment Due to Adoption of New Accounting Pronouncements [Member] | Financial Activities [Member] | Adjustment Due to Adoption of New Accounting Pronouncements [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net cash provided by operating activities		144
Net cash used in investing activities		(138)
Decrease in cash and cash equivalents and restricted cash		6
Cash and cash equivalents and restricted cash, end of period		$ 6

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).